Significant accounting policies - Disclosure of restatement on the consolidated statement of cash flows due to change in presentation of warrants (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from (used in) operating activities [abstract]
(Loss) / Profit before tax	€ (465,362)	€ 9,350	€ 29,843
Other non-cash items	18,480	2,939	1,205
Net cash from / (used in) operating activities	(103,146)	189,260	114,340
Net increase (decrease) in cash and cash equivalents	(42,472)	€ 123,134	€ 54,444
As previously reported
Cash flows from (used in) operating activities [abstract]
(Loss) / Profit before tax	(454,506)
Other non-cash items	7,624
Net cash from / (used in) operating activities	(103,146)
Net increase (decrease) in cash and cash equivalents	(42,472)
Adjustments
Cash flows from (used in) operating activities [abstract]
(Loss) / Profit before tax	(10,856)
Other non-cash items	10,856
Net cash from / (used in) operating activities	0
Net increase (decrease) in cash and cash equivalents	€ 0